Restructuring and Acquisition-Related Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Restructuring and Acquisition-Related Costs
Restructuring and Acquisition-Related Costs

5.  Restructuring and Acquisition-Related Costs

Restructuring and acquisition-related costs consisted of the following during the three months ended March 31, 2010 and 2011:

	Three Months Ended
	March 31,
	2010	2011
	(in thousands)

Facility exit and restructuring costs	$1,435	$1,010
Acquisition-related costs	—	3,495
Restructuring and acquisition-related costs	$1,435	$4,505

Facility Exit and Restructuring Costs

In August 2007, EarthLink adopted a restructuring plan (the “2007 Plan”) to reduce costs and improve the efficiency of the Company’s operations. The 2007 Plan was the result of a comprehensive review of operations within and across the Company’s functions and businesses. Under the 2007 Plan, the Company reduced its workforce by approximately 900 employees, closed office facilities in Orlando, Florida; Knoxville, Tennessee; Harrisburg, Pennsylvania and San Francisco, California and consolidated its office facilities in Atlanta, Georgia and Pasadena, California. The 2007 Plan was primarily implemented during the latter half of 2007 and during the year ended December 31, 2008. However, there have been and may continue to be changes in estimates to amounts previously recorded.

The following table summarizes facility exit and restructuring costs during the three months ended March 31, 2010 and 2011 and the cumulative costs incurred to date as a result of the 2007 Plan. Facility exit and restructuring costs during the three months ended March 31, 2010 and 2011 were primarily the result of changes to sublease estimates in the Company’s exited facilities and additional costs for lease terminations. Such costs have been classified as restructuring and acquisition-related costs in the Condensed Consolidated Statements of Operations.

			Cumulative
			Costs
	Three Months Ended March 31,		Incurred
	2010	2011	To Date
	(in thousands)

Severance and personnel-related costs	$—	$—	$30,764
Lease termination and facilities-related costs	1,326	1,010	24,743
Non-cash asset impairments	109	—	24,901
Other associated costs	—	—	1,131
	$1,435	$1,010	$81,539

The following table summarizes activity for the liability balances associated with the 2007 Plan for the three months ended March 31, 2011, including changes during the years attributable to costs incurred and charged to expense and costs paid or otherwise settled:

Facilities
(in thousands)
Balance as of December 31, 2010	$13,613
Accruals	1,010
Payments	(2,854)
Balance as of March 31, 2011	$11,769

Facility exit and restructuring liabilities due within one year of the balance sheet date are classified as other accrued liabilities and facility exit and restructuring liabilities due after one year are classified as other long-term liabilities in the Condensed Consolidated Balance Sheets. Of the unpaid balance as of December 31, 2010 and March 31, 2011, approximately $4.7 million and $4.8 million, respectively, was classified as other accrued liabilities and approximately $8.9 million and $6.9 million, respectively, was classified as other long-term liabilities.

Acquisition-Related Costs

Acquisition-related costs consist of external costs directly related to EarthLink’s acquisitions, such as advisory, legal, accounting, valuation and other professional fees; employee severance and retention costs; and integration-related costs, such as system conversion, employee travel and relocation and rebranding costs. Acquisition-related costs are expensed in the period in which the costs are incurred and the services are received and are included in restructuring and acquisition-related costs in the Condensed Consolidated Statement of Operations. Acquisition-related costs consisted of the following during the three months ended March 31, 2010 and 2011:

	Three Months Ended
	March 31,
	2010	2011
	(in thousands)

Transaction related costs	$—	$1,740
Severance and retention costs	—	1,693
Integration related costs	—	62
Total acquisition-related costs	$—	$3,495

4.                                      Restructuring and Acquisition-Related Costs

Restructuring and acquisition-related costs consisted of the following during the years ended December 31, 2008, 2009 and 2010:

	Year Ended December 31,
	2008	2009	2010
	(in thousands)
2007 Restructuring Plan	$9,394	$5,743	$1,121
Legacy Restructuring Plans	(252)	(128)	294
Total facility exit and restructuring costs	9,142	5,615	1,415
Acquisition-related costs	—	—	20,953
Restructuring and acquisition-related costs	$9,142	$5,615	$22,368

2007 Restructuring Plan

In August 2007, EarthLink adopted a restructuring plan (the “2007 Plan”) to reduce costs and improve the efficiency of the Company’s operations. The 2007 Plan was the result of a comprehensive review of operations within and across the Company’s functions and businesses. Under the 2007 Plan, the Company reduced its workforce by approximately 900 employees, closed office facilities in Orlando, Florida; Knoxville, Tennessee; Harrisburg, Pennsylvania and San Francisco, California and consolidated its office facilities in Atlanta, Georgia and Pasadena, California. The 2007 Plan was primarily implemented during the latter half of 2007 and during the year ended December 31, 2008. However, since management continues to evaluate EarthLink’s businesses, there have been and may continue to be supplemental provisions for new cost savings initiatives as well as changes in estimates to amounts previously recorded.

The following table summarizes facility exit and restructuring costs during the years ended December 31, 2008, 2009 and 2010 and the cumulative costs incurred to date as a result of the 2007 Plan. Such costs have been classified as restructuring and acquisition-related costs in the Consolidated Statements of Operations.

	Year Ended December 31,			Cumulative Costs Incurred
	2008	2009	2010	To Date
	(in thousands)
Severance and personnel-related costs	$461	$—	$—	$30,764
Lease termination and facilities-related costs	4,808	5,697	1,012	23,733
Non-cash asset impairments	4,125	46	109	24,901
Other associated costs	—	—	—	1,131
	$9,394	$5,743	$1,121	$80,529

The Company recorded $9.4 million, $5.7 million and $1.1 million of facility exit and restructuring costs during the years ended December 31, 2008, 2009 and 2010, respectively, primarily as a result of changes to sublease estimates in its exited facilities and further consolidation in its Atlanta, Georgia facility. The asset impairment charges classified as restructuring and acquisition-related costs in the Consolidated Statements of Operations primarily relate to fixed asset write-offs due to facility closings and consolidations and the termination of certain projects for which costs had been capitalized. These assets were impaired as the carrying values of the assets exceeded the expected future undiscounted cash flows to the Company.

The following table summarizes activity for the liability balances associated with the 2007 Plan for the years ended December 31, 2008, 2009 and 2010, including changes during the years attributable to costs incurred and charged to expense and costs paid or otherwise settled:

	Severance and Benefits	Facilities	Asset Impairments	Other Costs	Total
	(in thousands)
Balance as of December 31, 2007	$12,041	$16,124	$—	$—	$28,165
Accruals	461	4,808	4,125	—	9,394
Payments	(12,502)	(6,174)	—	—	(18,676)
Non-cash charges	—	1,936	(4,125)	—	(2,189)
Balance as of December 31, 2008	—	16,694	—	—	16,694
Accruals	—	5,697	46	—	5,743
Payments	—	(5,442)	—	—	(5,442)
Non-cash charges	—	489	(46)	—	443
Balance as of December 31, 2009	—	17,438	—	—	17,438
Accruals	—	1,012	109	—	1,121
Payments	—	(5,205)	—	—	(5,205)
Non-cash charges	—	368	(109)	—	259
Balance as of December 31, 2010	$—	$13,613	$—	$—	$13,613

Facility exit and restructuring liabilities due within one year of the balance sheet date are classified as other accrued liabilities and facility exit and restructuring liabilities due after one year are classified as other long-term liabilities in the Consolidated Balance Sheets. Of the unpaid balance as of December 31, 2009 and 2010, approximately $5.1 million and $4.7 million, respectively, was classified as other accrued liabilities and approximately $12.3 million and $8.9 million, respectively, was classified as other long-term liabilities.

Legacy Restructuring Plans

During the years ended December 31, 2003, 2004 and 2005, EarthLink executed a series of plans to restructure and streamline its contact center operations and outsource certain internal functions (collectively referred to as “Legacy Plans”). The Legacy Plans included facility exit costs, personnel-related costs and asset disposals. EarthLink periodically evaluates and adjusts its estimates for facility exit and restructuring costs based on currently-available information. Such adjustments are included as restructuring and acquisition- related costs in the Consolidated Statements of Operations. During the years ended December 31, 2008 and 2009, EarthLink recorded reductions of $0.3 million and $0.1 million, respectively, to facility exit and restructuring costs as a result of changes in estimates. During the year ended December 31 2010, EarthLink recorded $0.3 million of facility exit and restructuring costs related to Legacy Plans as a result of changes in estimates. As of December 31, 2010, all costs related to Legacy Plans had been paid or otherwise settled.

Acquisition-Related Costs

Acquisition-related costs consist of external costs directly related to EarthLink’s acquisitions, such as advisory, legal, accounting, valuation and other professional fees. Acquisition-related costs also include employee severance and benefit costs and costs resulting from cash paid to settle stock- based awards attributable to postcombination service in connection with the ITC^DeltaCom acquisition. Acquisition-related costs consisted of the following during the year ended December 31, 2010:

Year Ended December 31, 2010
(in thousands)
Transaction related costs	$10,164
Costs to settle postcombination stock awards	5,742
Severance and retention costs	5,047
Total acquisition-related costs	$20,953